Cash and deposits with financial institutions (Tables)	6 Months Ended
Apr. 30, 2024
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Summary of Cash and Deposits with Financial Institutions

	As at
($ millions)	April 30 2024		January 31 2024		October 31 2023
Cash and non-interest-bearing deposits with financial institutions	$9,769		$9,211		$10,173
Interest-bearing deposits with financial institutions	48,862		58,038		80,139
Total	$58,631	(1)	$67,249	(1)	$90,312	(1)
(1)	Net of allowances of $3 (January 31, 2024 – $6; October 31, 2023 – $7).